Income taxes - Change in Valuation Allowance (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2015	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Income taxes
Change in valuation allowance	$ 2,488	$ 4,497	$ 1,908	$ 1,183